Impairment Charges on Financial Assets (Tables)	6 Months Ended
Sep. 30, 2025
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Summary of Impairment Charges on Financial Assets
Impairment charges (reversals) on financial assets for the six months ended September 30, 2025 and 2024 consisted of the following:

	For the six months ended September 30,
	2025	2024

	(In millions)
Loans and advances	¥80,234	¥114,194
Loan commitments	(16,153)	(6,494)
Financial guarantees	(4,091)	(2,638)
Investment securities	11,825	—

Total impairment charges on financial assets	¥71,815	¥105,062